                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                      ON THE FORM 13F FILED ON MAY 15, 2001
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON AUGUST 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2001
                                               --------------

Check here if Amendment [X  ]; Amendment Number:  1
                                                -----

     This Amendment (Check only one.):    [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address:     1829 REISTERSTOWN ROAD
             SUITE 220
             BALTIMORE, MARYLAND  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        MARK D. LERNER
Title:       VICE PRESIDENT
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

    /s/ MARK D. LERNER        BALTIMORE, MARYLAND             8/14/01
   --------------------     -----------------------      ---------------
       [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    15
                                           ------------------------------

Form 13F Information Table Value Total:    $361,497
                                           ------------------------------
                                                      (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3    COLUMN 4             COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
---------------------  --------    ---------    --------      ----------------------  --------     --------    ---------------------
                       TITLE OF                  VALUE        SHRS OR     SH/   PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
   NAME OF ISSUER       CLASS        CUSIP      (x$1000)      PRN AMT     PRN   CALL  DISCRETION   MANAGERS    SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ALZA CORP               COMMON      022615108     46,818     1,156,000     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

ALZA CORP               COMMON      022615108      4,050       100,000     SH    CALL    SOLE                                  NONE
-----------------------------------------------------------------------------------------------------------------------------------

BLUE WAVE SYSTEMS       COMMON      096081104        352        58,700     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CIT GROUP               COMMON      125577106     54,150     1,875,000     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CITADEL
COMMUNICATION           COMMON      172853202      8,612       346,200     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

CNA SURETY              COMMON      12612L108      1,360       102,400     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

DIGEX INC.              COMMON      253756100        195        14,000     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

EXTENDED SYSTEMS        COMMON      301973103      1,318       121,200     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

HARCOURT GENERAL        COMMON      41163G101     34,282       615,800     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

INTERMEDIA
COMMUNICATIONS          COMMON      458801107      5,430       312,500     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

MCN ENERGY              COMMON      55267J100     15,565       603,300     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

POWERTEL INC.           COMMON      73936C109        831        15,112     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

QUAKER OATS             COMMON      747402105     75,352       768,900     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

UNITED DOMINION         COMMON      909914103     21,582     1,027,700     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

VOICESTREAM
WIRELESS                COMMON      928615103     91,600       992,286     SH            SOLE                  SOLE
-----------------------------------------------------------------------------------------------------------------------------------

